Parent Only Information (Details) - $ / shares	1 Months Ended
	Apr. 22, 2022	Apr. 21, 2022
Condensed Financial Information Disclosure [Abstract]
Consolidation shares (in Shares)	0.0001
Issued capital, par value	$ 1	$ 0.0001
Unissued shares, par value	$ 0.002	$ 0.002